Share Capital and Public Offerings (Details) - USD ($)			1 Months Ended		12 Months Ended
	Dec. 14, 2021	Feb. 02, 2021	Oct. 30, 2021	Sep. 27, 2021	Dec. 31, 2021
Share Capital and Public Offerings (Details) [Line Items]
Issued common shares (in Shares)					16,223,389
Standby equity distribution agreement descriptiojn				the Company entered into a Standby Equity Distribution Agreement (“SEDA”) with YA II PN, LTD., a Cayman Islands exempt limited partnership, (“YA”). Of the $20 million eligible to be sold pursuant to the SEDA, to date the Company has sold an aggregate of 1,340,776 common shares for gross proceeds of approximately $1.56 million. Pursuant to the SEDA, the Company will be able to sell up to $20.0 million of our common shares, at the Company’s sole option, any time during the three-year period following the execution date of the SEDA.
Market price				92.00%
Company is not obligated to utilize					$ 20,000,000
Company’s common shares description			the Company sold YA an aggregate of 1,313,232 of the Company’s common shares at a price per share of $1.90, referred to as the Equity Investment Shares, for aggregate gross proceeds of $2.5 million.
Commitment fee					$ 400,000
Commitment fee percenatge					2.00%
Common shares issue (in Shares)					26,203
Initial cash portion of the commitment fee					$ 140,545
Initial public offering units (in Shares)		4,819,277
Common share and warrant description		Each unit consisted of one common share and one Warrant.
Net proceeds received					$ 17,000,000
Exercise price per share (in Dollars per share)					$ 4.15
Underwriters exercised description					In addition, the Company granted the underwriters a 45-day option to purchase up to an additional 722,891 common shares and/or Warrants to purchase 722,891 common shares, of which the underwriters exercised the option to purchase warrants to purchase up to 722,891 shares of common shares. These Warrants were issued in the Company’s initial public offering and therefore have the same exercise price of $4.15 per share. The Warrants were evaluated under ASC Topic 480, “Distinguishing Liabilities from Equity” and ASC Topic 815, “Derivatives and Hedging”, and the Company determined that equity classification was appropriate. The relative fair value of the Warrants issued of $6,438,791 was allocated from the total net proceeds of the common share issuance on a relative basis to the common shares and Warrants.
Warrants issued (in Shares)					144,578
Sale of units at underwriters compensation					3.00%
Warrants exercise price					$ 5.1875
Fair Value Adjustment of Warrants					$ 303,847
Treasury Stock, Shares (in Shares)					1,474,853
Diluted shares percentage	15.00%
Initial Public Offering [Member]
Share Capital and Public Offerings (Details) [Line Items]
Price per unit (in Dollars per share)		$ 4.15